REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPREHENSIVE INCOME LOSS REVENUE

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Israel	5,945	9,070	9,087	2,848
Europe	243	591	188	59
Other	-	-	209	66
	6,188	9,661	9,484	2,973

SCHEDULE OF COST OF REVENUE

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Use of materials	3,053	4,926	4,981	1,562
Salaries and related expenses	650	705	900	282
Depreciation	241	293	294	92
Other	43	160	167	52
	3,987	6,084	6,342	1,988